Segment information - Segment equity and liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total equity	€ 34,956	€ 35,361	€ 37,200	€ 34,561	€ 33,364
Non-current lease liabilities	6,901	6,696	5,875
Non-current fixed assets payables	1,480	1,370	1,291
Non-current employee benefits	2,567	2,798	1,984	2,353	2,670
Non-current liabilities included in the calculation of net financial debt	32,265	32,083	30,858
Other	2,257	2,487	2,175
Total non-current liabilities	45,471	45,434	42,182	44,360	39,491
Current lease liabilities	1,509	1,369	1,496
Current fixed assets payables	3,101	3,111	3,349
Trade payables	7,067	6,738	6,475	6,682
Customer contract liabilities	2,579	2,512	1,984	2,093
Current employee benefits	2,418	2,316	2,192
Deferred income	149	180	165
Current liabilities included in the calculation of net financial debt	4,753	3,545	5,205
Other	7,647	7,505	7,427
Total current liabilities	29,223	27,276	28,294
Total equity and liabilities	109,650	108,071	107,676	€ 106,689	€ 104,262
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Total equity	35,589	35,806	37,413
Non-current lease liabilities	6,879	6,669	5,843
Non-current fixed assets payables	1,480	1,370	1,291
Non-current employee benefits	2,560	2,787	1,975
Non-current liabilities included in the calculation of net financial debt	32,265	32,083	30,858
Other	2,112	2,421	2,092
Total non-current liabilities	45,296	45,330	42,059
Current lease liabilities	1,504	1,364	1,491
Current fixed assets payables	3,094	3,110	3,349
Trade payables	6,976	6,684	6,411
Customer contract liabilities	2,580	2,513	1,985
Current employee benefits	2,394	2,289	2,166
Deferred income	145	176	165
Current liabilities included in the calculation of net financial debt	4,759	3,549	5,207
Other	3,470	3,374	3,714
Total current liabilities	24,922	23,060	24,488
Total equity and liabilities	105,807	104,196	103,960
Operating segments [member] | France (excluding Enterprise), operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,740	1,668	1,238
Non-current fixed assets payables	468	639	613
Non-current employee benefits	1,522	1,643	1,007
Other	347	578	583
Total non-current liabilities	4,076	4,528	3,442
Current lease liabilities	214	312	240
Current fixed assets payables	1,383	1,402	1,564
Trade payables	2,924	2,804	2,646
Customer contract liabilities	830	942	940
Current employee benefits	1,243	1,210	1,166
Deferred income			2
Other	763	795	670
Total current liabilities	7,357	7,465	7,229
Total equity and liabilities	11,433	11,993	10,670
Operating segments [member] | Europe (excluding France), operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,831	1,956	1,881
Non-current fixed assets payables	825	627	525
Non-current employee benefits	23	26	23
Other	259	385	367
Total non-current liabilities	2,939	2,993	2,796
Current lease liabilities	373	391	463
Current fixed assets payables	911	1,001	1,068
Trade payables	1,839	1,774	1,867
Customer contract liabilities	740	700	405
Current employee benefits	181	154	138
Deferred income	86	104	119
Other	412	485	373
Total current liabilities	4,542	4,609	4,432
Total equity and liabilities	7,481	7,602	7,229
Operating segments [member] | Spain, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	961	1,015	977
Non-current fixed assets payables	429	462	339
Non-current employee benefits	5	5	9
Other	13	57	65
Total non-current liabilities	1,408	1,539	1,389
Current lease liabilities	178	193	277
Current fixed assets payables	451	551	655
Trade payables	868	782	987
Customer contract liabilities	228	182	103
Current employee benefits	56	43	38
Deferred income	67	84	114
Other	143	218	131
Total current liabilities	1,992	2,053	2,304
Total equity and liabilities	3,399	3,592	3,692
Operating segments [member] | Other European countries, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	870	941	904
Non-current fixed assets payables	396	165	186
Non-current employee benefits	18	21	15
Other	247	327	302
Total non-current liabilities	1,531	1,454	1,407
Current lease liabilities	194	198	186
Current fixed assets payables	460	450	413
Trade payables	971	992	880
Customer contract liabilities	513	518	303
Current employee benefits	125	111	101
Deferred income	20	20	5
Other	269	266	242
Total current liabilities	2,552	2,555	2,129
Total equity and liabilities	4,083	4,009	3,536
Operating segments [member] | Africa and Middle-East, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	691	805	825
Non-current fixed assets payables	188	104	153
Non-current employee benefits	89	80	72
Other	96	74	69
Total non-current liabilities	1,064	1,063	1,119
Current lease liabilities	209	181	141
Current fixed assets payables	589	543	523
Trade payables	1,307	1,139	1,066
Customer contract liabilities	93	130	126
Current employee benefits	88	82	72
Deferred income	40	31	36
Other	2,031	1,833	1,435
Total current liabilities	4,358	3,939	3,398
Total equity and liabilities	5,422	5,002	4,517
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	320	378	346
Non-current employee benefits	242	277	216
Other	16	20	39
Total non-current liabilities	579	676	602
Current lease liabilities	134	106	118
Current fixed assets payables	68	58	60
Trade payables	909	771	745
Customer contract liabilities	750	599	422
Current employee benefits	455	446	415
Deferred income	8	35	1
Other	311	278	257
Total current liabilities	2,636	2,294	2,019
Total equity and liabilities	3,215	2,970	2,622
Operating segments [member] | Totem
Disclosure of operating segments [line items]
Non-current lease liabilities	476
Non-current employee benefits	2
Other	115
Total non-current liabilities	593
Current lease liabilities	142
Current fixed assets payables	9
Trade payables	256
Customer contract liabilities	9
Current employee benefits	6
Other	11
Total current liabilities	432
Total equity and liabilities	1,026
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,820	1,863	1,553
Non-current employee benefits	682	760	656
Other	43	52	44
Total non-current liabilities	2,545	2,675	2,253
Current lease liabilities	433	375	529
Current fixed assets payables	134	107	135
Trade payables	942	969	848
Customer contract liabilities	184	170	119
Current employee benefits	421	395	374
Deferred income	10	9	6
Other	572	570	900
Total current liabilities	2,696	2,595	2,911
Total equity and liabilities	5,240	5,270	5,165
Operating segments [member] | Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Total equity	(633)	(445)	(213)
Non-current lease liabilities	23	27	31
Non-current employee benefits	7	11	8
Other	172	93	110
Total non-current liabilities	202	131	150
Current lease liabilities	4	4	5
Current fixed assets payables	6	1
Trade payables	153	157	120
Current employee benefits	24	27	27
Deferred income	5	3
Other	4,190	4,136	3,715
Total current liabilities	4,382	4,329	3,867
Total equity and liabilities	3,951	4,015	3,804
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member]
Disclosure of operating segments [line items]
Other	(27)	(27)	(27)
Total non-current liabilities	(27)	(27)	(27)
Trade payables	(62)	(103)	(55)
Customer contract liabilities		(1)	(1)
Current liabilities included in the calculation of net financial debt	(6)	(4)	(2)
Other	(12)	(5)	(2)
Total current liabilities	(81)	(113)	(61)
Total equity and liabilities	(108)	(140)	(88)
Elimination of intersegment amounts | Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Total equity	35,589	35,806	37,413
Non-current liabilities included in the calculation of net financial debt	32,265	32,083	30,858
Other	1,235	1,312	990
Total non-current liabilities	33,500	33,395	31,847
Current fixed assets payables			(1)
Trade payables	(1,200)	(774)	(761)
Customer contract liabilities	(27)	(28)	(27)
Deferred income		(2)
Current liabilities included in the calculation of net financial debt	4,759	3,549	5,207
Other	(630)	(587)	80
Total current liabilities	2,901	2,158	4,498
Total equity and liabilities	71,989	71,360	€ 73,757
Elimination of intersegment amounts | Europe (excluding France), operating segment [member]
Disclosure of operating segments [line items]
Trade payables	(1)	1
Total current liabilities	(1)	1
Total equity and liabilities	€ (1)	€ 1